Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at June 28, 2014	$ 139.6
OCI before reclassifications (net of tax)	(64.9)
Amounts reclassified from AOCI (net of tax)	(0.4)
Other Comprehensive Income (Loss), Net of Tax	(65.3)	27.3
Balance as of September 27, 2014	74.3
Accumulated Translation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at June 28, 2014	164.4
OCI before reclassifications (net of tax)	(63.8)
Amounts reclassified from AOCI (net of tax)	0
Other Comprehensive Income (Loss), Net of Tax	(63.8)
Balance as of September 27, 2014	100.6
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at June 28, 2014	(16.1)
OCI before reclassifications (net of tax)	(1.7)
Amounts reclassified from AOCI (net of tax)	(0.4)
Other Comprehensive Income (Loss), Net of Tax	(2.1)
Balance as of September 27, 2014	(18.2)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at June 28, 2014	2.4
OCI before reclassifications (net of tax)	0.6
Amounts reclassified from AOCI (net of tax)	0
Other Comprehensive Income (Loss), Net of Tax	0.6
Balance as of September 27, 2014	3.0
Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at June 28, 2014	(11.1)
OCI before reclassifications (net of tax)	0
Amounts reclassified from AOCI (net of tax)	0
Other Comprehensive Income (Loss), Net of Tax	0
Balance as of September 27, 2014	$ (11.1)